CONVERTIBLE DEBT IN DEFAULT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE DEBT IN DEFAULT

Senior Secured Promissory Note

Effective February 12, 2016, the Company entered into a securities purchase agreement with GPB Debt Holdings II LLC (“GPB”) for the issuance of a $1,437,500 senior secured convertible note for an aggregate purchase price of $1,029,000 (representing an original issue discount of $287,500 and debt issuance costs of $121,000). On May 28, 2016, the balance of the note was increased by $87,500 for a total principal balance of $1,525,000. On December 7, 2016, the Company entered into an exchange agreement with GPB and as a result the principal balance increased by a transfer $312,500 (see – “Senior Secured Promissory Note”) for a total principal balance of $1,837,500. In addition, GPB received warrants for 2,246 shares of the Company’s common stock. The Company allocated proceeds totaling $359,555 to the fair value of the warrants at issuance and recorded an additional discount on the debt. The warrant is exercisable at any time, pending availability of sufficient authorized but unissued shares of the Company’s common stock, at an exercise price per share equal to the conversion price of the convertible note, subject to certain customary adjustments and anti-dilution provisions contained in the warrant. The warrant has a five-year term. At December 31, 2019, the common stock purchase warrant exercise price had been adjusted to $0.04 and the number of common stock shares exchangeable for was 35,937,500.

As of June 30, 2020, and as a result of the January 15, 2020 exchange agreement, the common stock purchase warrant exercise price had been adjusted to $0.20 and the number of common stock shares exchangeable for was 7,185,000. This exchange is subject to the Company meeting repayment conditions. Those conditions involved in part the repayment of $450,000, $100,000 and $950,000 for the completion of each Auctus financing tranche. The Company has executed Tranche 1 and 2 and has paid GPB $550,000. In addition, the Company would need to begin repaying $50,000, in repayment of $1,500,000, each month, beginning on September 15, 2020 (if the Company is not in default it may request an additional four-month forbearance on that repayment).

The convertible note required monthly interest payments at a rate of 17% per year and was due on February 12, 2018. Subject to resale restrictions and the availability of sufficient authorized but unissued shares of the Company’s common stock, the note is convertible at a conversion price equal to 70% of the average closing price per share for the five trading days prior to issuance. In an event of default the note will accrue interest at a rate of 22%. Upon the occurrence of an event of default, the holder may require the Company to redeem the convertible note at 120% of the outstanding principal balance, but as of June 30, 2020 and December 31, 2019, had not done so. The note is secured by a lien on substantially all of the Company’s assets.

In connection with the transaction, on February 12, 2016, the Company and GPB entered into a four-year consulting agreement, pursuant to which the investor will provide management consulting services to the Company in exchange for a royalty payment, payable quarterly, equal to 3.85% of the Company’s revenues from the sale of products. As of June 30, 2020, and December 31, 2019, GPB had earned approximately $32,000 and $31,000 in royalties that are unpaid, respectively.

As of June 30, 2020, the balance due on the convertible debt was $1,828,062, consisting of principal of $1,479,093 and a prepayment penalty of $347,026 and compared to December 31, 2019, where the balance due on the convertible debt was $2,177,030 consisting of principal of $1,830,000 and a prepayment penalty of $347,030. Interest accrued on the note total $1,148,709 and $1,175,925 at June 30, 2020 and December 31, 2019, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

The Company used a placement agent in connection with the transaction. For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction, at an exercise price equal to, and terms otherwise identical to, the warrant issued to the investor. Finally, the Company agreed to reimburse the placement agent for its reasonable out-of-pocket expenses.

Troubled Debt Restructuring

The debt restructured for Convertible Debt, which closed on January 15, 2020, the Company restructured several re-payment plans as described above and in addition cancelled warrants and issued new warrants as part of the restructure. This debt restructure met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt. See Note 8: Notes Payable, for total gain or loss recorded in the period. The troubled debt restructuring for Convertible Debt, based on the reduction in warrants outstanding would have an effect on the Company’s diluted earnings per share calculation for June 30, 2020, but not on the basic earnings per share calculation. The earnings per share value would have adjusted from 0.041 to 0.029 for the three months ended March 31, 2020. However, for the six months ended June 30, 2020 the basic and diluted earnings per share would have remained the same as the Company had a loss.

Secured Promissory Note.

Effective September 10, 2014, the Company sold a secured promissory note to an accredited investor, GHS Investments, LLC (“GHS”), with an initial principal amount of $1,275,000, for a purchase price of $570,000 (less an original issue discount of $560,000 and debt issuance costs of $145,000). The note is secured by the Company’s current and future accounts receivable and inventory and accrued interest at a rate of 18% per year. The note has subsequently been assigned to different credited investors and the terms of the note were amended extend the maturity until August 31, 2016. The balance of this note was reduced by a transfer of $306,863 as part of a debt restructuring that occurred on December 7, 2016 (see – “Senior Secured Promissory Note”). The holder may convert the outstanding balance into shares of common stock at a conversion price per share equal to 75% of the lowest daily volume average price of common stock during the five days prior to conversion. The balance due on the note was $91,596 and $148,223 at June 30, 2020 and December 31, 2019, respectively.

Other Convertible Debt in Default

GHS

Effective May 19, 2017, the Company entered into a securities purchase agreement with GHS for the purchase of a $66,000 convertible promissory note for the purchase of $60,000 in net proceeds (representing a 10% original issue discount of $6,000). The accrued interest rate of 8% per year until it matured in December 31, 2017. Beginning February 2018, the note is convertible, in whole or in part, at the holder’s option, into shares of the Company’s stock at a conversion price equal to 60% of the lowest trading price during the 25 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At June 30, 2020 and December 31, 2019, the balance due on this note was $83,094, including a default penalty of $37,926 and accrued interest of $19,956, and $83,094 including a default penalty of $37,926 and accrued interest of $16,641, respectively. GHS converted $12,700 of principal and accrued interest during the year ended December 31, 2019.

Effective May 17, 2018, the Company entered into a securities purchase agreement with GHS for the purchase of a convertible promissory note with a principal of $9,250 for a purchase price of $7,500 (representing an original issue discount of $750 and debt issuance costs of $1,000). The note accrued interest at a rate of 8% per year until its matured June 17, 2019. Beginning February 2018, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At June 30, 2020 and December 31, 2019, the balance due on this note was $14,187, including a default penalty of $4,937. Interest accrued on the note totals $4,420 and $3,972 at June 30, 2020 and December 31, 2019, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

Effective June 22, 2018, the Company entered into a securities purchase agreement with GHS for the purchase of a $68,000 convertible promissory note for a purchase price of $60,000 (representing an original issue discount of $6,000 and debt issuance costs of $2,000). At issuance, the Company recorded a $29,143 beneficial conversion feature, which was fully amortized at December 31, 2019. The accrued interest at a rate of 10% per year until it matured on June 22, 2019. Beginning May 2019, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At June 30, 2020 and December 31, 2019, the balance due on this note was $103,285, including a default penalty of $35,285. Interest accrued on the note totals $34,437 and $29,287 at June 30, 2020 and December 31, 2019, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

Auctus

On May 22, 2020, the Company entered into an exchange agreement with Auctus. Based on this agreement the Company exchanged three outstanding notes, in the amounts of $150,000, $89,250, and $65,000 for a total amount $328,422 of debt outstanding, as well as any accrued interest and default penalty, for: $160,000 in cash payments (payable in monthly payments of $20,000), converted a portion of the notes pursuant to original terms of the notes into 500,000 restricted common stock shares (shares were issued on June 3, 2020); and 700,000 warrants issued to purchase common stock shares at a strike price of $0.15. The fair value of the common stock shares was $250,000 (based on a $0.50 fair value for the Company’s stock) and of the warrants to purchase common stock shares was $196,818 (based on a $0.281 black scholes fair valuation). As of June 30, 2020, a balance of $140,000 remained to be paid for these exchanged loans.

Auctus notes exchanged in the May 22, 2020 transaction

Effective March 20, 2018, the Company entered into a securities purchase with Auctus Fund, LLC ("Auctus") for the issuance of a $150,000 convertible promissory note and warrants exercisable for 4,262 shares of the Company's common stock. At issuance, the Company recorded a $97,685 beneficial conversion feature, which was fully amortized at December 31, 2018. The warrants are exercisable at any time, at an exercise price equal to $0.04 per share, subject to certain customary adjustments and price-protection provisions contained in the warrant. The warrants have a five-year term. The note accrued interest at a rate of 12% per year until it matured in December 2018. Beginning December 2018, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 60% of the lowest trading price during the 20 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 24% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At June 30, 2020, the balance due on this note was $140,000. On May 22, 2020, the default penalty and outstanding interest was exchanged as described in the preceding paragraph. At December 31, 2019, the balance due on this total was $192,267, including a default penalty of $70,931, respectively. Interest accrued on the note totals $45,629 at December 31, 2019, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet. Auctus converted nil and $14,236 of principal and accrued interested during the six months and year ended June 30, 2020 and December 31, 2019, respectively. At June 30, 2020, the balance due on this note was $140,000.

Effective July 3, 2018, the Company entered into a securities purchase with Auctus for the issuance of a $89,250 convertible promissory note. At issuance, the Company recorded a $59,000 beneficial conversion feature, which was fully amortized at December 31, 2019. The note accrued interest at a rate of 12% per year until it matured in April 2019. Beginning April 2019, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 60% of the lowest trading price during the 20 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 24% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019, the balance due on this total was $90,641, including a default penalty of $56,852, respectively. Interest accrued on the note totals $16,436 at December 31, 2019, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet. At June 30, 2020, the balance due on this note was nil.

Effective March 29, 2019, the Company entered into a securities purchase with Auctus for the issuance of a $65,000 convertible promissory note. At issuance, the Company recorded a $65,000 beneficial conversion feature, which was fully amortized at December 31, 2019. The note accrued interest at a rate of 12% until it matured in December 2019. Beginning December 2019, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 50% of the lowest trading price during the 25 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 24% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019, the balance due on this total was $106,210, including a default penalty of $41,210, respectively. Interest accrued on the note totaled $142 at December 31, 2019 and is included in accrued expenses on the accompanying consolidated balance sheet. At June 30, 2020, the balance due on this note was nil.

The following table summarizes the Convertible notes (including debt in default):

			June 30, 2020			December 31, 2019
GPB		$1,828			$2,177
GHS	$92			$149
	83			83
	14			14
	103		292	103		349
Auctus	$140			$192
	-			91
	-		140	106		389
Convertible notes (including debt in default)		$2,260			$2,915

The convertible notes payable in default was $432,000 of the $2,260,000 balance at June 30, 2020 and the total balance of $2,915,000 at December 31, 2019.

Troubled Debt Restructuring

The debt restructured for Convertible Debt in default from Auctus, which closed on May 22, 2020, the Company restructured several re-payment plans as described above and in addition cancelled warrants and issued new warrants as part of the restructure. This debt restructure met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt. The troubled debt restructuring for Convertible Debt in default from Auctus, had an immaterial effect on the Company’s basic or diluted earnings per share calculation for June 30, 2020 and 2019.

Secured Promissory Note.

Effective September 10, 2014, the Company sold a secured promissory note to an accredited investor, GHS Investments, LLC (“GHS”), with an initial principal amount of $1,275,000, for a purchase price of $570,000 (less an original issue discount of $560,000 and debt issuance costs of $130,000). The note is secured by the Company’s current and future accounts receivable and inventory and accrued interest at a rate of 18% per year. The note has subsequently been assigned to different credited investors and the terms of the note were amended extend the maturity until August 31, 2016. The balance of this note was reduced by a transfer of $306,863 as part of a debt restructuring that occurred on December 7, 2016 (see – “Senior Secured Promissory Note”). The holder may convert the outstanding balance into shares of common stock at a conversion price per share equal to 75% of the lowest daily volume average price of common stock during the five days prior to conversion. The balance due on the note was $148,223 and $151,974 at December 31, 2019 and 2018, respectively.

Senior Secured Promissory Note

Effective February 12, 2016, the Company entered into a securities purchase agreement with GPB Debt Holdings II LLC (“GPB”) for the issuance of a $1,437,500 senior secured convertible note for an aggregate purchase price of $1,029,000 (representing an original issue discount of $287,500 and debt issuance costs of $121,000). On May 28, 2016, the balance of the note was increased by $87,500 for a total principal balance of $1,525,000. On December 7, 2016, the Company entered into an exchange agreement with GPB and as a result the principal balance increased by a transfer $312,500 (see – “Senior Secured Promissory Note”) for a total principal balance of $1,837,500. In addition, GPB received warrants for 2,246 shares of the Company’s common stock. The Company allocated proceeds totaling $359,555 to the fair value of the warrants at issuance and recorded an additional discount on the debt. The warrant is exercisable at any time, pending availability of sufficient authorized but unissued shares of the Company’s common stock, at an exercise price per share equal to the conversion price of the convertible note, subject to certain customary adjustments and anti-dilution provisions contained in the warrant. The warrant has a five-year term. As of December 31, 2019, the exercise price had been adjusted to $0.04 and the number of common stock shares exchangeable for was 35,937,500.

The convertible note requires monthly interest payments at a rate of 17% per year and was due on February 12, 2018. Subject to resale restrictions and the availability of sufficient authorized but unissued shares of the Company’s common stock, the note is convertible at a conversion price equal to 70% of the average closing price per share for the five trading days prior to issuance. The note is currently in default and has accrued interest at a rate of 22% as the Company is past due on the required monthly interest payments. Upon the occurrence of an event of default, the holder may require the Company to redeem the convertible note at 120% of the outstanding principal balance, but as of December 31, 2019, had not done so. The note is secured by a lien on substantially all of the Company’s assets.

As of December 31, 2019, the balance due on the convertible debt was $2,177,030, consisting of principal of $1,837,500 and a prepayment penalty of $339,050, and $2,198,236 consisting of principal of $1,837,500 and a prepayment penalty of $360,736, respectively. Interest accrued on the note total $1,175,925 and $699,74 at December 31, 2019 and 2018, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

The Company used a placement agent in connection with the transaction. For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction, at an exercise price equal to, and terms otherwise identical to, the warrant issued to the investor. Finally, the Company agreed to reimburse the placement agent for its reasonable out-of-pocket expenses.

In connection with the transaction, on February 12, 2016, the Company and GPB entered into a four-year consulting agreement, pursuant to which the investor will provide management consulting services to the Company in exchange for a royalty payment, payable quarterly, equal to 3.85% of the Company’s revenues from the sale of products. As of December 31, 2019, and 2018, GPB had earned approximately $32,000 and $31,000 in royalties, respectively.

Forbearance

On August 8, 2017, the Company entered into a forbearance agreement with GPB, with regard to the senior secured convertible note. Under the forbearance agreement, GPB has agreed to forbear from exercising certain of its rights and remedies (but not waive such rights and remedies), arising as a result of the Company’s failure to pay the monthly interest due and owing on the note. In consideration for the forbearance, the Company agreed to waive, release, and discharge GPB from all claims against GPB based on facts existing on or before the date of the forbearance agreement in connection with the note, or the dealings between the Company and GPB, or the Company’s equity holders and GPB, in connection with the note. Pursuant to the forbearance agreement, the Company has reaffirmed its obligations under the note and related documents and executed a confession of judgment regarding the amount due under the note, which GPB may file upon any future event of default by the Company. During the forbearance period, the Company must continue to comply will all the terms, covenants, and provisions of the note and related documents.

The “Forbearance Period” shall mean the period beginning on the date hereof and ending on the earliest to occur of: (i) the date on which Lender delivers to Company a written notice terminating the Forbearance Period, which notice may be delivered at any time upon or after the occurrence of any Forbearance Default (as hereinafter defined), and (ii) the date Company repudiates or asserts any defense to any Obligation or other liability under or in respect of this Agreement or the Transaction Documents or applicable law, or makes or pursues any claim or cause of action against Lender; (the occurrence of any of the foregoing clauses (i) and (ii), a “Termination Event”). As used herein, the term “Forbearance Default” shall mean: (A) the occurrence of any Default or Event of Default other than the Specified Default; (B) the failure of Company to timely comply with any material term, condition, or covenant set forth in this Agreement; (C) the failure of any representation or warranty made by Company under or in connection with this Agreement to be true and complete in all material respects as of the date when made; or (D) Lender’s reasonable belief that Company: (1) has ceased or is not actively pursuing mutually acceptable restructuring or foreclosure alternatives with Lender; or (2) is not negotiating such alternatives in good faith. Any Forbearance Default will not be effective until one (1) Business Day after receipt by Company of written notice from Lender of such Forbearance Default. Any effective Forbearance Default shall constitute an immediate Event of Default under the Transaction Documents.

Other Convertible Debt in Default

Effective May 19, 2017, the Company entered into a securities purchase agreement with GHS for the purchase of a $66,000 convertible promissory note for the purchase of $60,000 in net proceeds (representing a 10% original issue discount of $6,000). The accrued interest rate of 8% per year until it matured in December 31, 2017. Beginning February 2018, the note is convertible, in whole or in part, at the holder’s option, into shares of the Company’s stock at a conversion price equal to 60% of the lowest trading price during the 25 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019, and 2018, the balance due on this total was $83,094, including a default penalty of $37,926 and accrued interest of $16,641, and $94,411 including a default penalty of $37,926 and accrued interest of $517, respectively. GHS converted $12,700 and $29,642 of principal and accrued interest during the years ended December 31, 2019, respectively.

Effective March 20, 2018, the Company entered into a securities purchase with Auctus Fund, LLC ("Auctus") for the issuance of a $150,000 convertible promissory note and warrants exercisable for 4,262 shares of the Company's common stock. At issuance, the Company recorded a $97,685 beneficial conversion feature, which was fully amortized at December 31, 2018. The warrants are exercisable at any time, at an exercise price equal to $0.04 per share, subject to certain customary adjustments and price-protection provisions contained in the warrant. The warrants have a five-year term. The note accrued interest at a rate of 12% per year until it matured in December 2018. Beginning December 2018, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 60% of the lowest trading price during the 20 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 24% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019 and 2018, the balance due on this total was $192,267, including a default penalty of $70,931, and $133,870, respectively. Interest accrued on the note totals $45,629 and $517 at December 31, 2019 and 2018, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

Auctus converted $14,236 and $30,152 of principal and accrued interested during the years ended December 31, 2019 and 2018, respectively.

Effective May 17, 2018, the Company entered into a securities purchase agreement with GHS for the purchase of a convertible promissory note with a principal of $9,250 for a purchase price of $7,500 (representing an original issue discount of $750 and debt issuance costs of $1,000). The note accrued interest at a rate of 8% per year until it matured June 17, 2019. Beginning February 2018, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019 and 2018, the balance due on this total was $14,187, including a default penalty of $4,937, and $14,187, including a default penalty of $4,937 and unamortized debt discount and debt issuance costs of $742, respectively. Interest accrued on the note totals $3,972 and $1,135 at December 31, 2019 and 2018, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

Effective June 22, 2018, the Company entered into a securities purchase agreement with GHS for the purchase of a $68,000 convertible promissory note for a purchase price of $60,000 (representing an original issue discount of $6,000 and debt issuance costs of $2,000). At issuance, the Company recorded a $29,143 beneficial conversion feature, which was fully amortized at December 31, 2019. The accrued interest at a rate of 10% per year until it matured on June 22, 2019. Beginning May 2019, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note will bear interest at a rate of 20% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019 and 2018, the balance due on this total was $103,285, including a default penalty of $35,285, and $103,285, including unamortized debt discount and debt issuance costs of $6,162, respectively. Interest accrued on the note totals $29,287 and $8,263 at December 31, 2019 and 2018, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

Effective July 3, 2018, the Company entered into a securities purchase with Auctus for the issuance of a $89,250 convertible promissory note. At issuance, the Company recorded a $59,000 beneficial conversion feature, which was fully amortized at December 31, 2019. The note accrued interest at a rate of 12% per year until it matured in April 2019. Beginning April 2019, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 60% of the lowest trading price during the 20 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 24% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019 and 2018, the balance due on this total was $90,641, including a default penalty of $56,852, and $81,528, including unamortized debt discount and debt issuance costs of $7,721, respectively. Interest accrued on the note totals $16,436 and $5,385 at December 31, 2019 and 2018, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet.

Effective March 29, 2019, the Company entered into a securities purchase with Auctus for the issuance of a $65,000 convertible promissory note. At issuance, the Company recorded a $65,000 beneficial conversion feature, which was fully amortized at December 31, 2019. The note accrued interest at a rate of 12% until it matured in December 2019. Beginning December 2019, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 50% of the lowest trading price during the 25 trading days prior to conversion. Upon the occurrence of an event of default, the note will bear interest at a rate of 24% per year and the holder of the note may require the Company to redeem or convert the note at 150% of the outstanding principal balance. At December 31, 2019, the balance due on this total was $106,210, including a default penalty of $41,210. Interest accrued on the note totaled $142 at December 31, 2019 and is included in accrued expenses on the accompanying consolidated balance sheet.

The following table summarizes the Convertible notes in default:

	December 31, 2019	December 31, 2018
GPB	$2,177	$2,198
GHS	349	364
Auctus	389	215
Convertible notes in default	$2,915	$2,778